RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENT ACCOUNTING PRONOUNCEMENTS

3.	RECENT ACCOUNTING PRONOUNCEMENTS

In May 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2014-09 - Revenue from Contracts with Customers (“ASU 2014-09”), a comprehensive revenue recognition model that supersedes the current revenue recognition requirements and most industry-specific guidance. The underlying core principle of ASU 2014-09 is that a company should recognize revenue to depict the transfer of goods or services to customers in an amount that reflects the consideration it expects to be entitled to in exchange for those goods or services. ASU 2014-09 will be effective for the first interim period within annual reporting periods beginning after December 15, 2017, and allows adoption either under a full retrospective or a modified retrospective approach. Early adoption is permitted, but no earlier than annual reporting periods beginning after December 15, 2016. The Company is currently considering the impact of these amendments on its consolidated financial statements.

In April 2015, the FASB issued ASU 2015-03, which changes the presentation of debt issuance costs in the balance sheet as a direct deduction from the carrying amount of the related debt rather than as an asset. The guidance is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted, and must be applied on a retrospective basis to all prior periods presented in the financial statements. The amendments in this Update will affect the Company for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company had debt issuance costs of $3.2 million at December 31, 2015 (December 31, 2014: $4.8 million), which would be required to be presented as a deduction from the carrying amount of its debt.

In July 2015, the FASB issued ASU 2015-11-Inventory (Topic 330)-Simplifying the Measurement of Inventory, which applies to inventory that is measured using first-in, first-out (FIFO) or average cost. An entity should measure inventory within the scope of this Update at the lower of cost and net realizable value. Net realizable value is the estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Subsequent measurement is unchanged for inventory measured using LIFO or the retail inventory method. The amendments in this Update more closely align the measurement of inventory in GAAP with the measurement of inventory in IFRS. The amendments in this Update will affect the Company for fiscal years beginning after December 15, 2016, including interim periods within those fiscal years. The Company does not expect these amendments to have a significant impact on its consolidated financial statements.

In August 2015, the FASB issued ASU 2015-15 Interest-Imputation of Interest (Subtopic 835-30) Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements. Amendments to SEC Paragraphs Pursuant to Staff Announcement at June 18, 2015. This Update made certain amendments to Subtopic 835-30 concerning Interest-Imputation of Interest and Other Presentation Matters. The amendments in this Update will affect the Company for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company does not expect these amendments to have a significant impact on its consolidated financial statements.

In September 2015, the FASB issued ASU 2015-16 Business combinations (Topic 805) - Simplifying the Accounting for Measurement-Period Adjustments. The amendments in the Update require that the acquirer recognize adjustments to provisional amounts recognized in a business combination that are identified during the measurement period in the reporting period in which the adjustment amount is determined. The acquirer is required to also record, in the same period’s financial statements, the effect on earnings of changes in depreciation, amortization, or other income effects, if any, as a result of the change to the provisional amounts, calculated as if the accounting had been completed at the acquisition date. In addition, an entity is required to present separately on the face of the income statement or disclose in the notes to the financial statements the portion of the amount recorded in current-period earnings by line item that would have been recorded in previous reporting periods if the adjustment to the provisional amounts had been recognized as of the acquisition date. The amendments in this Update will affect the Company for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company may have measurement-period adjustments following the Merger but is unable to quantify the effect of any such adjustments on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01 Financial instruments - Overall (Subtopic 825-10) - Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this Update require all equity investments to be measured at fair value with changes in the fair value recognized through net income (other than those accounted for under equity method of accounting or those that result in consolidation of the investee). The amendments in this Update also require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments. In addition, the amendments in this Update eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities and the requirement for to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet for public business entities. The amendments in this Update will affect the Company for fiscal years beginning after December 15, 2017, and interim periods within those fiscal years. The Company is currently considering the impact of these amendments on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02 - Leases (Topic 842). The amendments in this update require that lessees recognize a right-of-use asset and a lease liability for all leases except those that meet the definition of a short-term lease. A dual model was retained for income statement purposes, requiring leases to be classified as either operating or finance. Operating leases will result in straight-line expense (similar to current operating leases) while finance leases will result in a front-loaded expense pattern (similar to current capital leases). The amendments in this Update are effective for the Company for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company is currently considering the impact of these amendments on its consolidated financial statements.